Property, plant and equipment (Schedule of Property plant and equipment table) (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment - Beginning of year	$ 3,576,599
Disclosure of quantitative information about right of use assets [Abstract]
Right-of-use assets - beginning of year	4,156	$ 6,270
Additions	7,853	477
Disposals	(11)
Depreciation charge	(2,117)	(1,870)
Transfers	(429)	(721)
Right-of-use assets - end of year	9,452	4,156
Property, plant and equipment - End of year	3,473,490	3,576,599
Cost [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment - Beginning of year	9,209,575	9,267,622
Acquisitions	97,930
Additions	143,448	98,784
Transfers	429	721
Change in reclamation provision	(93,451)	(62,427)
Disposals	(15,004)	(36,130)
Effect of movements in exchange rates	73,424	(58,995)
Disclosure of quantitative information about right of use assets [Abstract]
Property, plant and equipment - End of year	9,416,351	9,209,575
Accumulated depreciation and impairment [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment - Beginning of year	(5,637,132)	(5,502,335)
Depreciation charge	241,323	201,557
Change in reclamation provision	(22,944)	8,407
Disposals	13,701	26,967
Effect of movements in exchange rates	(64,615)	(31,386)
Disclosure of quantitative information about right of use assets [Abstract]
Property, plant and equipment - End of year	(5,952,313)	(5,637,132)
Land and buildgings [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment - Beginning of year	2,051,400
Disclosure of quantitative information about right of use assets [Abstract]
Right-of-use assets - beginning of year	931	1,806
Additions	5,917	0
Disposals	0
Depreciation charge	(870)	(875)
Transfers	(19)	0
Right-of-use assets - end of year	5,959	931
Property, plant and equipment - End of year	1,902,228	2,051,400
Land and buildgings [Member] | Cost [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment - Beginning of year	5,152,209	5,224,333
Acquisitions	67,998
Additions	4,385	1,520
Transfers	25,023	17,145
Change in reclamation provision	(93,451)	(62,427)
Disposals	(4,885)	(23,075)
Effect of movements in exchange rates	45,859	(5,287)
Disclosure of quantitative information about right of use assets [Abstract]
Property, plant and equipment - End of year	5,197,138	5,152,209
Land and buildgings [Member] | Accumulated depreciation and impairment [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment - Beginning of year	(3,101,740)	(3,031,292)
Depreciation charge	137,543	104,641
Change in reclamation provision	(22,944)	8,407
Disposals	4,851	20,999
Effect of movements in exchange rates	(43,493)	(4,787)
Disclosure of quantitative information about right of use assets [Abstract]
Property, plant and equipment - End of year	(3,300,869)	(3,101,740)
Plant and equipment [member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment - Beginning of year	771,917
Disclosure of quantitative information about right of use assets [Abstract]
Right-of-use assets - beginning of year	1,584	2,322
Additions	1,330	477
Disposals	(11)
Depreciation charge	(560)	(494)
Transfers	(778)	(721)
Right-of-use assets - end of year	1,565	1,584
Property, plant and equipment - End of year	745,875	771,917
Plant and equipment [member] | Cost [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment - Beginning of year	2,732,561	2,699,844
Acquisitions	27,646
Additions	8,927	8,807
Transfers	39,091	31,243
Change in reclamation provision	0	0
Disposals	(8,423)	(6,019)
Effect of movements in exchange rates	12,507	(1,314)
Disclosure of quantitative information about right of use assets [Abstract]
Property, plant and equipment - End of year	2,812,309	2,732,561
Plant and equipment [member] | Accumulated depreciation and impairment [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment - Beginning of year	(1,962,228)	(1,876,336)
Depreciation charge	101,923	92,670
Change in reclamation provision	0	0
Disposals	8,201	5,623
Effect of movements in exchange rates	(12,049)	(1,155)
Disclosure of quantitative information about right of use assets [Abstract]
Property, plant and equipment - End of year	(2,067,999)	(1,962,228)
Furniture and fixtures [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment - Beginning of year	7,888
Disclosure of quantitative information about right of use assets [Abstract]
Right-of-use assets - beginning of year	1,641	2,142
Additions	606	0
Disposals	0
Depreciation charge	(687)	(501)
Transfers	368	0
Right-of-use assets - end of year	1,928	1,641
Property, plant and equipment - End of year	6,432	7,888
Furniture and fixtures [Member] | Cost [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment - Beginning of year	84,366	78,911
Acquisitions	70
Additions	209	700
Transfers	(167)	5,130
Change in reclamation provision	0	0
Disposals	(650)	(345)
Effect of movements in exchange rates	252	(30)
Disclosure of quantitative information about right of use assets [Abstract]
Property, plant and equipment - End of year	84,080	84,366
Furniture and fixtures [Member] | Accumulated depreciation and impairment [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment - Beginning of year	(78,119)	(74,246)
Depreciation charge	1,857	4,246
Change in reclamation provision	0	0
Disposals	649	345
Effect of movements in exchange rates	(249)	(28)
Disclosure of quantitative information about right of use assets [Abstract]
Property, plant and equipment - End of year	(79,576)	(78,119)
Under constructions [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment - Beginning of year	130,402
Disclosure of quantitative information about right of use assets [Abstract]
Right-of-use assets - beginning of year	0	0
Additions	0	0
Disposals	0
Depreciation charge	0	0
Transfers	0	0
Right-of-use assets - end of year	0	0
Property, plant and equipment - End of year	197,792	130,402
Under constructions [Member] | Cost [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment - Beginning of year	167,200	139,051
Acquisitions	2,216
Additions	129,734	87,637
Transfers	(63,518)	(52,797)
Change in reclamation provision	0	0
Disposals	(1,046)	(6,691)
Effect of movements in exchange rates	4	0
Disclosure of quantitative information about right of use assets [Abstract]
Property, plant and equipment - End of year	234,590	167,200
Under constructions [Member] | Accumulated depreciation and impairment [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment - Beginning of year	(36,798)	(36,798)
Depreciation charge	0	0
Change in reclamation provision	0	0
Disposals	0	0
Effect of movements in exchange rates	0	0
Disclosure of quantitative information about right of use assets [Abstract]
Property, plant and equipment - End of year	(36,798)	(36,798)
Exploration and evaluation [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment - Beginning of year	614,992
Disclosure of quantitative information about right of use assets [Abstract]
Right-of-use assets - beginning of year	0	0
Additions	0	0
Disposals	0
Depreciation charge	0	0
Transfers	0	0
Right-of-use assets - end of year	0	0
Property, plant and equipment - End of year	621,163	614,992
Exploration and evaluation [Member] | Cost [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment - Beginning of year	1,073,239	1,125,483
Acquisitions	0
Additions	193	120
Transfers	0	0
Change in reclamation provision	0	0
Disposals	0	0
Effect of movements in exchange rates	14,802	(52,364)
Disclosure of quantitative information about right of use assets [Abstract]
Property, plant and equipment - End of year	1,088,234	1,073,239
Exploration and evaluation [Member] | Accumulated depreciation and impairment [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment - Beginning of year	(458,247)	(483,663)
Depreciation charge	0	0
Change in reclamation provision	0	0
Disposals	0	0
Effect of movements in exchange rates	(8,824)	(25,416)
Disclosure of quantitative information about right of use assets [Abstract]
Property, plant and equipment - End of year	$ (467,071)	$ (458,247)